UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.6%

Asia-40.5%

China-9.5%
1,000,000	China Overseas Grand Oceans Group, Ltd.	$525,885
380,000	China Overseas Land & Investment, Ltd.	1,103,047
403,333	China Resources Land, Ltd.	1,032,859
1,600,000	China South City Holdings, Ltd.	525,422
1,000,000	China State Construction International Holdings, Ltd.	1,535,439
400,000	China Vanke Co., Ltd.-Class H (a)	866,747
1,500,000	Country Garden Holdings Co., Ltd.	597,683
80,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)(b)	494,821
200,000	E-House China Holdings, Ltd.-ADR	1,374,000
3,527,587	Kaisa Group Holdings, Ltd.	660,673
10,000	Leju Holdings, Ltd.-ADR (a)	101,800
1,400,000	Longfor Properties Co., Ltd.	1,832,027
450,000	Shimao Property Holdings, Ltd.	946,860
1,300,000	Sino-Ocean Land Holdings, Ltd.	836,318
2,000,000	Sunac China Holdings, Ltd.	1,793,016
		14,226,597

Hong Kong-0.5%
20,002,031	CSI Properties, Ltd.	770,933

India-7.6%
1,399,872	DB Realty, Ltd. (a)	2,061,091
2,290,373	Hirco PLC (a)(c)(d)	34,498
249,877	Prestige Estates Projects, Ltd.	1,107,095
84,007	Sobha, Ltd.	634,343
2,000,000	South Asian Real Estate PLC (a)(c)(d)(e)	5,512,696
2,899,758	Unitech Corporate Parks PLC (a)	121,254
368,334	Yatra Capital, Ltd. (a)	1,823,032
		11,294,009

Indonesia-1.1%
246,285,560	PT Bakrieland Development TBK (a)	972,116
16,071,429	PT Pakuwon Jati TBK	630,195
		1,602,311

Japan-9.8%
15,000	Daito Trust Construction Co., Ltd.	1,669,722
496	GLP J-REIT	563,393
300,691	Hulic Co., Ltd.	2,731,330
3,538	Invincible Investment Corp.	1,577,467
872,312	Kenedix, Inc.	3,923,301
100,000	Mitsubishi Estate Co., Ltd.	2,012,075
51,725	Mitsui Fudosan Co., Ltd.	1,307,691
112	Nippon Prologis REIT, Inc.	263,699
20,000	Sumitomo Realty & Development Co., Ltd.	637,942
		14,686,620

Philippines-6.1%
2,847,077	Ayala Land, Inc.	2,318,735
30,000,000	Megaworld Corp.	3,518,489
7,800,070	SM Prime Holdings, Inc.	3,278,532
		9,115,756

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Singapore-1.6%
2,479,000	Banyan Tree Holdings, Ltd.	962,060
801,420	Global Logistic Properties, Ltd.	1,495,281
		2,457,341

Thailand-2.7%
2,792,263	Central Pattana PCL	3,407,360
1,061,348	Minor International PCL	552,435
		3,959,795

United Arab Emirates-1.6%
1,384,615	DAMAC Properties Dubai Co. PJSC (a)	674,769
600,333	Emaar Malls Group PJSC (a)	454,019
660,000	Emaar Properties PJSC	1,202,976
		2,331,764
	Total Asia (Cost $90,014,048)	60,445,126

Europe-42.3%

France-3.6%
138,193	Nexity SA	5,441,444

Germany-2.8%
104,669	DIC Asset AG	1,093,469
3,542,900	Sirius Real Estate, Ltd.	1,606,395
113,933	TAG Immobilien AG	1,479,907
		4,179,771

Ireland-2.7%
690,000	Dalata Hotel Group PLC (a)	2,276,723
518,484	Green REIT PLC	779,229
166,666	Hibernia REIT PLC	209,803
650,000	Irish Residential Properties REIT PLC (a)	741,845
		4,007,600

Norway-0.5%
72,000	Entra ASA (a)(b)	772,005

Poland-0.2%
3,265,000	Nanette Real Estate Group NV (a)(c)(d)	258,261

Russia-0.2%
359,137	Mirland Development Corp. PLC (a)	348,901

Spain-1.6%
75,000	Hispania Activos Inmobiliarios SAU (a)	1,005,191
60,000	Lar Espana Real Estate Socimi SA (a)	604,418
60,000	Merlin Properties Socimi SA (a)	720,036
		2,329,645

Sweden-2.2%
100,877	JM AB	3,320,445

United Kingdom-28.5%
320,270	Great Portland Estates PLC	3,777,886
90,000	Land Securities Group PLC	1,724,938
502,084	Londonmetric Property PLC	1,206,202
4,000,713	LXB Retail Properties PLC (a)	8,137,520
1,588,673	Quintain Estates & Development PLC (a)	2,303,129

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

3,955,756	Regus PLC	12,026,702
120,000	Savills PLC	1,316,882
1,485,112	Songbird Estates PLC (a)	7,838,203
150,000	The British Land Co. PLC	1,869,287
317,416	The Unite Group PLC	2,337,858
		42,538,607
	Total Europe (Cost $54,063,701)	63,196,679

North & South America-13.8%

Brazil-8.3%
575,753	BHG SA-Brazil Hospitality Group (a)	3,712,113
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	895,866
986,829	Direcional Engenharia SA	2,390,529
912,132	General Shopping Brasil SA (a)	2,036,214
790,500	JHSF Participacoes SA	633,402
53,655	Multiplan Empreendimentos Imobiliarios SA	963,620
155,394	Sao Carlos Empreendimentos e Participacoes SA	1,743,169
		12,374,913

Mexico-3.9%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	658,795
766,024	Corp. Inmobiliaria Vesta SAB de CV	1,482,017
600,979	Fibra Uno Administracion SA de CV	1,812,219
1,257,643	Hoteles City Express SAB de CV (a)	1,854,225
		5,807,256

United States-1.6%
93,750	American Realty Capital Properties, Inc.	868,594
74,984	Extended Stay America, Inc.	1,483,183
		2,351,777
	Total North & South America (Cost $31,444,898)	20,533,946
	Total Common Stocks (Cost $175,522,647)	144,175,751

Equity-Linked Structured Notes-3.3%

Asia-3.3%

India-3.3%
185,910	Kolte-Patil Developers, Ltd.-Merrill Lynch & Co., Inc.	610,146
590,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	3,848,551
360,560	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	480,725
		4,939,422
	Total Asia (Cost $3,214,287)	4,939,422
	Total Equity-Linked Structured Notes (Cost $3,214,287)	4,939,422

Investment Companies-0.5%

Asia-0.5%

India-0.5%
7,076,577	Trinity Capital PLC (a)	706,142
	Total Asia (Cost $10,179,879)	706,142
	Total Investment Companies (Cost $10,179,879)	706,142

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Warrants-0.0% (f)

Asia-0.0% (f)

Thailand-0.0% (f)
25,018	Minor International PCL Expiration: November 03, 2017 Exercise Price: THB 40.00	4,319
	Total Asia (Cost $0)	4,319
	Total Warrants (Cost $0)	4,319

Principal Amount

Short-Term Investments-0.2%
$323,000	State Street Eurodollar Time Deposit, 0.01%	323,000
	Total Short-Term Investments (Cost $323,000)	323,000
Total Investments (Cost $189,239,813)-100.6%		150,148,634
Liabilities in Excess of Other Assets-(0.6)%		(903,685)
TOTAL NET ASSETS 100.0%		$149,244,949

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.8% of the Fund’s net assets.

(c) Illiquid security.

(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 3.9% of the Fund’s net assets.

(e) Private placement.

(f) Amount is less than 0.05%.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

TBK-Indonesian city of Tanjung Balai Karimun

THB-Thailand Baht

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-98.0%

Apartments-16.7%
15,000	American Campus Communities, Inc.	$659,400
25,625	AvalonBay Communities, Inc. (a)	4,432,869
21,000	Camden Property Trust	1,618,050
38,000	Campus Crest Communities, Inc.	261,820
68,360	Equity Residential (a)	5,305,419
23,665	Essex Property Trust, Inc. (a)	5,349,473
35,200	Home Properties, Inc. (a)	2,481,600
36,900	UDR, Inc.	1,227,294
		21,335,925

Diversified-5.9%
26,114	American Assets Trust, Inc. (a)	1,158,939
37,087	Cousins Properties, Inc.	409,440
88,700	Crombie Real Estate Investment Trust	940,261
46,117	Vornado Realty Trust (a)	5,093,162
		7,601,802

Health Care-9.9%
69,372	HCP, Inc.	3,280,602
24,803	Health Care REIT, Inc.	2,032,606
30,413	Omega Healthcare Investors, Inc.	1,333,914
47,344	Sabra Health Care REIT, Inc.	1,548,149
55,712	Ventas, Inc. (a)	4,446,374
		12,641,645

Lodging-5.6%
37,842	Chatham Lodging Trust	1,178,021
39,658	Chesapeake Lodging Trust	1,456,242
70,000	DiamondRock Hospitality Co.	1,017,100
85,000	Host Hotels & Resorts, Inc.	1,945,650
12,000	LaSalle Hotel Properties (a)	485,520
15,000	Pebblebrook Hotel Trust	696,600
25,000	Strategic Hotels & Resorts, Inc. (b)	335,500
		7,114,633

Manufactured Homes-1.2%
28,900	Equity LifeStyle Properties, Inc.	1,581,697

Mortgage & Finance-1.4%
34,775	Apollo Commercial Real Estate Finance, Inc.	574,831
50,000	Starwood Property Trust, Inc.	1,196,500
		1,771,331

Net Lease-1.1%
67,500	American Realty Capital Properties, Inc.	625,387
11,012	EPR Properties	716,441
		1,341,828

Office-Industrial Buildings-30.0%
51,528	Alexandria Real Estate Equities, Inc. (a)	5,025,011
49,611	Boston Properties, Inc.	6,886,007
37,671	CoreSite Realty Corp.	1,650,367
52,600	Digital Realty Trust, Inc.	3,836,644
64,509	Douglas Emmett, Inc.	1,837,216

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

40,352	DuPont Fabros Technology, Inc.	1,503,516
45,455	Empire State Realty Trust, Inc.-Class A	827,281
10,714	Hudson Pacific Properties, Inc.	346,598
42,473	Kilroy Realty Corp. (a)	3,149,373
23,708	Liberty Property Trust	955,432
104,700	Prologis, Inc.	4,726,158
11,250	Rexford Industrial Realty, Inc.	180,225
41,351	SL Green Realty Corp. (a)	5,210,226
44,537	STAG Industrial, Inc.	1,166,869
51,058	Terreno Realty Corp.	1,164,122
		38,465,045

Other-0.5%
35,608	Paramount Group, Inc. (b)	689,015

REIT - Infrastructure-1.3%
17,500	American Tower Corp.	1,696,625

Retail Centers-19.3%
88,191	CBL & Associates Properties, Inc.	1,818,498
20,075	DDR Corp.	393,470
12,100	Federal Realty Investment Trust (a)	1,739,617
76,000	General Growth Properties, Inc.	2,293,680
50,000	Kimco Realty Corp.	1,382,500
56,295	Simon Property Group, Inc. (a)	11,183,565
19,106	Taubman Centers, Inc. (a)	1,565,737
38,928	The Macerich Co. (a)	3,348,197
23,059	Urban Edge Properties (b)	547,409
28,647	WP GLIMCHER, Inc.	506,479
		24,779,152

Storage-5.1%
16,000	Extra Space Storage, Inc.	1,056,000
27,265	Public Storage (a)	5,475,903
		6,531,903
	Total Real Estate Investment Trusts (Cost $63,631,123)	125,550,601

Common Stocks-1.5%

Diversified-0.3%
200,000	Emaar Properties PJSC	364,538

Lodging-1.2%
22,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,583,340
	Total Common Stocks (Cost $1,721,600)	1,947,878

Preferred Stocks-1.2%

Mortgage & Finance-0.4%
20,567	NorthStar Realty Finance Corp.-Series B, 8.250%	526,927

Retail Centers-0.8%
39,333	CBL & Associates Properties, Inc.-Series D, 7.375%	1,014,791
	Total Preferred Stocks (Cost $1,138,847)	1,541,718
Total Investments (Cost $66,491,570)-100.7%		129,040,197
Liabilities in Excess of Other Assets-(0.7)%		(957,709)
TOTAL NET ASSETS 100.0%		$128,082,488

Percentages are stated as a percent of net assets.

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

PJSC-Public Joint Stock Company

REIT-Real Estate Investment Trust

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-98.9%

Asia-33.7%

China-9.7%
500,000	China Overseas Grand Oceans Group, Ltd.	$262,943
130,000	China Overseas Land & Investment, Ltd.	377,358
146,666	China Resources Land, Ltd.	375,583
800,000	China South City Holdings, Ltd.	262,711
350,000	China State Construction International Holdings, Ltd.	537,404
150,000	China Vanke Co., Ltd.-Class H (a)	325,030
500,000	Country Garden Holdings Co., Ltd.	199,228
40,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)(b)	247,410
80,000	E-House China Holdings, Ltd.-ADR (c)	549,600
897,931	Kaisa Group Holdings, Ltd.	168,171
4,000	Leju Holdings, Ltd.-ADR (a)	40,720
550,000	Longfor Properties Co., Ltd.	719,725
150,000	Shimao Property Holdings, Ltd.	315,620
500,000	Sino-Ocean Land Holdings, Ltd.	321,661
750,000	Sunac China Holdings, Ltd.	672,381
		5,375,545

Hong Kong-0.5%
6,967,005	CSI Properties, Ltd.	268,528

India-0.0% (d)
248,322	Unitech Corporate Parks PLC (a)	10,384

Indonesia-0.9%
33,380,487	PT Bakrieland Development TBK (a)	131,756
9,642,857	PT Pakuwon Jati TBK	378,117
		509,873

Japan-11.4%
5,000	Daito Trust Construction Co., Ltd.	556,574
158	GLP J-REIT	179,468
98,000	Hulic Co., Ltd.	890,184
1,768	Invincible Investment Corp.	788,288
354,573	Kenedix, Inc.	1,594,723
40,000	Mitsubishi Estate Co., Ltd.	804,830
19,396	Mitsui Fudosan Co., Ltd.	490,362
36	Nippon Prologis REIT, Inc.	84,760
18,000	Sumitomo Realty & Development Co., Ltd.	574,148
50,000	TOC Co., Ltd.	303,946
		6,267,283

Philippines-6.0%
746,539	Ayala Land, Inc.	608,001
10,000,000	Megaworld Corp.	1,172,830
1,401,363	Robinsons Land Corp.	882,032
1,600,000	SM Prime Holdings, Inc.	672,513
		3,335,376

Singapore-1.0%
280,000	Global Logistic Properties, Ltd.	522,421

Thailand-2.4%
574,242	Central Pattana PCL	749,739
274,879	Minor International PCL	253,939

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

569,550	TICON Industrial Connection PCL	308,534
		1,312,212

United Arab Emirates-1.8%
461,538	DAMAC Properties Dubai Co. PJSC (a)	224,923
250,889	Emaar Malls Group PJSC (a)	189,742
320,000	Emaar Properties PJSC	583,261
		997,926
	Total Asia (Cost $18,301,790)	18,599,548

Europe-23.6%

France-2.1%
30,000	Nexity SA	1,181,271

Germany-2.9%
30,414	DIC Asset AG	317,733
35,100	Patrizia Immobilien AG (a)	615,484
26,110	TAG Immobilien AG	339,150
20,000	TLG Immobilien AG (a)	311,993
		1,584,360

Ireland-2.6%
230,000	Dalata Hotel Group PLC (a)	758,908
259,242	Green REIT PLC	389,614
250,000	Irish Residential Properties REIT PLC (a)	285,325
		1,433,847

Norway-0.5%
26,000	Entra ASA (a)(b)	278,780

Spain-1.5%
25,000	Hispania Activos Inmobiliarios SAU (a)	335,064
20,000	Lar Espana Real Estate Socimi SA (a)	201,473
24,000	Merlin Properties Socimi SA (a)	288,014
		824,551

United Kingdom-14.0%
23,000	Great Portland Estates PLC	271,307
28,000	Land Securities Group PLC	536,647
60,000	Londonmetric Property PLC	144,143
778,923	LXB Retail Properties PLC (a)	1,584,343
560,853	Quintain Estates & Development PLC (a)	813,079
175,000	Regus PLC	532,053
50,000	Savills PLC	548,701
341,253	Songbird Estates PLC (a)	1,801,083
50,000	The British Land Co. PLC	623,096
119,064	The Unite Group PLC	876,940
		7,731,392
	Total Europe (Cost $10,323,507)	13,034,201

North & South America-41.6%

Brazil-4.8%
83,526	BHG SA-Brazil Hospitality Group (a)	538,526
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (b)(c)	243,648
201,912	Direcional Engenharia SA	489,119
40,000	General Shopping Brasil SA (a)	89,295
150,000	JHSF Participacoes SA	120,190

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

14,000	Multiplan Empreendimentos Imobiliarios SA	251,434
80,000	Sao Carlos Empreendimentos e Participacoes SA	897,419
		2,629,631

Mexico-4.0%
300,000	Concentradora Fibra Hotelera Mexicana SA de CV	395,277
314,009	Corp. Inmobiliaria Vesta SAB de CV	607,509
210,383	Fibra Uno Administracion SA de CV	634,398
399,212	Hoteles City Express SAB de CV (a)	588,584
		2,225,768

United States-32.8%
45,667	Altisource Residential Corp. (c)	822,463
25,000	American Capital Mortgage Investment Corp. (c)	466,000
43,750	American Realty Capital Properties, Inc. (c)	405,344
5,000	AvalonBay Communities, Inc. (c)	864,950
4,000	Boston Properties, Inc. (c)	555,200
30,000	Century Communities, Inc. (a)(c)	483,000
70,000	Colony Financial, Inc. (c)	1,753,500
50,000	DR Horton, Inc. (c)	1,226,000
38,745	Extended Stay America, Inc. (c)	766,376
25,909	Hilton Worldwide Holdings, Inc. (a)	672,857
9,000	Kilroy Realty Corp. (c)	667,350
15,000	La Quinta Holdings, Inc. (a)(c)	304,950
15,000	Lennar Corp.-Class A (c)	673,650
50,000	LGI Homes, Inc. (a)(c)	658,500
14,666	Meritage Homes Corp. (a)(c)	533,989
27,931	RCS Capital Corp.-Class A (c)	263,389
15,000	Ryland Group, Inc. (c)	602,250
1,923	Simon Property Group, Inc. (c)	382,023
6,000	Starwood Hotels & Resorts Worldwide, Inc. (c)	431,820
75,045	Starwood Property Trust, Inc. (c)	1,795,827
25,009	Starwood Waypoint Residential Trust (c)	606,218
30,000	Taylor Morrison Home Corp.-Class A (a)	533,100
5,000	The Howard Hughes Corp. (a)(c)	653,150
117,912	Two Harbors Investment Corp. (c)	1,216,852
40,000	WCI Communities, Inc. (a)(c)	772,400
		18,111,158
	Total North & South America (Cost $24,308,833)	22,966,557
	Total Common Stocks (Cost $52,934,130)	54,600,306

Equity-Linked Structured Notes-5.0%

Asia-5.0%

India-5.0%
400,000	DB Realty, Ltd.-Macquarie Bank, Ltd. (a)	588,937
193,000	Kolte-Patil Developers, Ltd.-Macquarie Bank, Ltd.	633,415
120,000	Prestige Estates Projects, Ltd.-Macqarie Bank, Ltd.	531,667
130,280	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	173,699
110,000	Sobha, Ltd.-Macquarie Bank, Ltd.	830,619
		2,758,337
	Total Asia (Cost $1,896,173)	2,758,337
	Total Equity-Linked Structured Notes (Cost $1,896,173)	2,758,337

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Warrants-0.0% (d)

Asia-0.0% (d)

Thailand-0.0% (d)
11,500	Minor International PCL Expiration: November 03, 2017 Exercise Price: THB 40.00	1,985
Total Asia (Cost $0)	1,985
Total Warrants (Cost $0)	1,985
Total Investments (Cost $54,830,303)-103.9%	57,360,628
Liabilities in Excess of Other Assets-(3.9)%	(2,139,007)
TOTAL NET ASSETS 100.0%	$55,221,621

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.4% of the Fund’s net assets.

(c) All or a portion of the security has been designated as collateral for the line of credit.

(d) Amount is less than 0.05%.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

THB-Thailand Baht

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.9%

Asia-64.6%

China-31.7%
150,000	China Overseas Land & Investment, Ltd.	$435,413
113,111	China Resources Land, Ltd.	289,656
116,000	China South City Holdings, Ltd.	38,093
23,857	China State Construction International Holdings, Ltd.	36,631
120,000	China Vanke Co., Ltd.-Class H (a)	260,024
153,333	Country Garden Holdings Co., Ltd.	61,096
12,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)(b)	74,223
6,000	E-House China Holdings, Ltd.-ADR (c)	41,220
130,000	Franshion Properties China, Ltd.	38,168
15,000	Greentown China Holdings, Ltd.	13,316
36,200	Guangzhou R&F Properties Co., Ltd.-Class H	41,461
100,000	Kaisa Group Holdings, Ltd.	18,729
70,000	KWG Property Holding, Ltd.	45,156
350	Leju Holdings, Ltd.-ADR (a)	3,563
55,000	Longfor Properties Co., Ltd.	71,972
72,500	Shimao Property Holdings, Ltd.	152,550
120,000	Sunac China Holdings, Ltd.	107,581
		1,728,852

Hong Kong-3.0%
6,800	Cheung Kong Holdings, Ltd.	129,763
2,000	Sun Hung Kai Properties, Ltd.	32,493
		162,256

Indonesia-5.9%
450,000	PT Alam Sutera Realty TBK	20,956
290,159	PT Bumi Serpong Damai TBK	46,003
455,500	PT Ciputra Development TBK	51,361
150,000	PT Ciputra Surya TBK	35,362
1,885,714	PT Pakuwon Jati TBK	73,943
550,000	PT Summarecon Agung TBK	71,104
300,000	PT Surya Semesta Internusa TBK	25,852
		324,581

Philippines-9.2%
230,307	Ayala Land, Inc.	187,568
540,000	Megaworld Corp.	63,333
140,000	Robinsons Land Corp.	88,117
310,000	SM Prime Holdings, Inc.	130,300
200,000	Vista Land & Lifescapes, Inc.	31,188
		500,506

Singapore-0.5%
15,000	Global Logistic Properties, Ltd.	27,987

Thailand-6.8%
63,000	Amata Corp. PCL	31,824
231,000	AP Thailand PCL	45,137
190,000	BTS Group Holdings PCL-NVDR	56,996
64,000	Central Pattana PCL	87,242
35,000	Land & Houses PCL	9,804
25,000	LPN Development PCL-NVDR	15,998
20,000	Minor International PCL	22,082
40,000	Pruksa Real Estate PCL	39,276

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

45,000	Supalai PCL	33,439
55,150	TICON Industrial Connection PCL	29,876
		371,674

United Arab Emirates-7.5%
57,000	Aldar Properties PJSC	36,784
46,153	DAMAC Properties Dubai Co. PJSC (a)	22,492
85,611	Emaar Malls Group PJSC (a)	64,746
155,000	Emaar Properties PJSC	282,517
		406,539
	Total Asia (Cost $3,282,935)	3,522,395

Europe-5.2%

Austria-1.7%
2,000	CA Immobilien Anlagen AG (a)(c)	40,507
22,000	Immofinanz AG (a)(c)	50,272
		90,779

Poland-0.3%
3,000	Atrium European Real Estate, Ltd. (a)	14,001

Spain-0.6%
3,000	Melia Hotels International SA	34,460

Turkey-2.6%
82,809	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	108,135
25,000	Is Gayrimenkul Yatirim Ortakligi AS	18,533
50,000	Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	16,702
		143,370
	Total Europe (Cost $292,288)	282,610

Middle East/Africa-6.9%

Egypt-2.7%
6,523	Medinet Nasr Housing (a)	29,923
14,000	Orascom Hotels & Development (a)	27,373
50,000	Palm Hills Developments SAE (a)	29,285
16,355	Six of October Development & Investment (a)	32,914
18,000	Talaat Moustafa Group	27,241
		146,736

South Africa-4.2%
40,000	Capital Property Fund (a)	50,935
47,000	Growthpoint Properties, Ltd. (c)	118,005
60,000	Redefine Properties, Ltd. (c)	58,585
		227,525
	Total Middle East/Africa (Cost $326,554)	374,261

North & South America-15.2%

Argentina-0.3%
3,100	TGLT SA-ADR (d)	13,466

Brazil-5.5%
6,462	BHG SA-Brazil Hospitality Group	41,663
15,049	BR Malls Participacoes SA	85,417
6,556	BR Properties SA	21,770
5,724	Direcional Engenharia SA	13,866

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

8,000	Even Construtora e Incorporadora SA	12,910
2,500	Ez Tec Empreendimentos e Participacoes SA	15,373
16,538	General Shopping Brasil SA (a)	36,919
13,000	MRV Engenharia e Participacoes SA	33,478
2,142	Multiplan Empreendimentos Imobiliarios SA	38,469
		299,865

Chile-0.6%
19,000	Parque Arauco SA	33,737

Mexico-8.8%
30,000	Concentradora Fibra Hotelera Mexicana SA de CV (c)	39,528
40,244	Corp. Inmobiliaria Vesta SAB de CV (c)	77,860
15,000	Fibra Shop Portafolios Inmobiliarios SAPI de CV (c)	18,423
80,000	Fibra Uno Administracion SA de CV (c)	241,235
36,000	Hoteles City Express SAB de CV (a)(c)	53,077
26,000	Prologis Property Mexico SA de CV (c)	50,562
		480,685
	Total North & South America (Cost $998,003)	827,753
	Total Common Stocks (Cost $4,899,780)	5,007,019

Equity-Linked Structured Notes-9.3%

Asia-9.3%

India-8.4%
48,000	DB Realty, Ltd.-Macquarie Bank, Ltd. (a)	70,672
4,000	Dewan Housing Finance Corp. - Macquarie Bank, Ltd.	30,421
25,000	DLF Ltd. - Macquarie Bank, Ltd.	68,641
14,000	Kolte-Patil Developers, Ltd.-Macquarie Bank, Ltd.	45,947
12,000	Oberoi Realty, Ltd.-Macquarie Bank, Ltd.	54,800
10,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	67,252
4,000	Prestige Estates Projects, Ltd.-Macqarie Bank, Ltd.	17,722
15,070	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	20,093
11,000	Sobha, Ltd.-Macquarie Bank, Ltd.	83,062
		458,610

Vietnam-0.9%
47,437	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)	48,153
	Total Asia (Cost $479,938)	506,763
	Total Equity-Linked Structured Notes (Cost $479,938)	506,763
Principal Amount

Convertible Bonds-0.0% (e)

North & South America-0.0% (e)

Brazil-0.0% (e)
$80,000	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (f)	298
	Total Convertible Bonds (Cost $28,699)	298
Total Investments (Cost $5,408,417)-101.2%		5,514,080
Liabilities in Excess of Other Assets-(1.2)%		(63,549)
TOTAL NET ASSETS 100.0%		$5,450,531

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.4% of the Fund’s net assets.

(c) All or a portion of the security has been designated as collateral for the line of credit.

(d) Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of January 31, 2015, these securities amounted to a total value of $13,466 which comprised 0.2% of the Fund’s net assets.

(e) Amount is less than 0.05%.

(f) Represents a zero-coupon bond.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAE-Societe Anonyme Egyptienne.

SAPI de CV-Sociedad Anonima Promotora de Inversion de Capital Variable is the Spanish equivalent to Variable Capital Corporation.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.0%

Asia-17.2%

China-11.1%
3,056,000	Beijing Enterprises Water Group, Ltd. (a)	$1,994,620
2,249,000	China CNR Corp., Ltd.-Class H (b)(c)	2,868,503
1,322,000	China Everbright International, Ltd.	1,943,715
635,000	China Merchants Holdings International Co., Ltd.	2,325,358
2,329,000	China Railway Construction Corp., Ltd.-Class H	2,663,507
714,000	China Resources Gas Group, Ltd.	1,734,186
744,000	China Resources Power Holdings Co., Ltd.	2,092,688
1,528,972	China State Construction International Holdings, Ltd.	2,347,644
1,575,000	COSCO Pacific, Ltd.	2,291,294
4,334,000	Guangshen Railway Co., Ltd.-Class H	2,241,380
1,084,100	Zhejiang Expressway Co., Ltd.-Class H	1,382,380
		23,885,275

Indonesia-2.4%
63,500,000	PT Bakrieland Development TBK (a)	250,642
3,720,000	PT Jasa Marga Persero TBK	2,104,866
3,605,000	PT Tower Bersama Infrastructure TBK	2,699,330
		5,054,838

Japan-2.0%
33,800	East Japan Railway Co.	2,610,648
53,000	Japan Airlines Co., Ltd.	1,794,347
		4,404,995

Philippines-1.0%
851,100	International Container Terminal Services, Inc.	2,192,400

Thailand-0.7%
5,115,000	BTS Rail Mass Transit Growth Infrastructure Fund	1,596,122
	Total Asia (Cost $30,119,440)	37,133,630

Europe-24.6%

France-8.4%
19,200	Aeroports de Paris	2,303,712
90,300	Eutelsat Communications SA	3,102,119
184,400	Groupe Eurotunnel SE	2,475,883
156,000	Suez Environnement Co.	2,867,645
161,100	Veolia Environnement SA	2,951,210
83,200	Vinci SA	4,370,843
		18,071,412

Germany-4.1%
57,500	Fraport AG Frankfurt Airport Services Worldwide	3,513,400
105,300	Hamburger Hafen und Logistik AG	2,163,391
42,300	HeidelbergCement AG	3,110,706
		8,787,497

Italy-1.3%
112,700	Atlantia SpA	2,900,741

Netherlands-1.8%
69,300	Koninklijke Vopak NV	3,864,685

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Portugal-0.9%
305,000	NOS SGPS	1,936,166

Spain-3.6%
752,000	Abengoa SA-B Shares	2,221,838
137,700	Abertis Infraestructuras SA	2,696,510
123,900	Obrascon Huarte Lain SA	2,862,946
		7,781,294

United Kingdom-4.5%
97,300	Abengoa Yield PLC	3,203,116
221,968	Ferrovial SA	4,403,595
29,400	National Grid PLC-ADR	2,067,996
		9,674,707
	Total Europe (Cost $50,010,091)	53,016,502

North & South America-50.2%

Brazil-3.6%
241,700	CCR SA	1,376,382
260,400	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	1,265,544
1,795,000	Cosan Logistica SA (a)	1,465,033
539,200	EcoRodovias Infraestrutura e Logistica SA	2,083,855
200,800	Mills Estruturas e Servicos de Engenharia SA	430,299
200,000	Tegma Gestao Logistica	1,032,330
		7,653,443

Canada-4.1%
24,600	Canadian Pacific Railway, Ltd.	4,296,882
94,900	Enbridge, Inc.	4,596,754
		8,893,636

Chile-1.0%
138,500	Enersis SA-ADR	2,112,125

Colombia-1.0%
35,200	Millicom International Cellular SA-SDR	2,244,722

Mexico-5.5%
471,000	Empresas ICA SAB de CV-ADR (a)	1,945,230
20,100	Grupo Aeroportuario del Sureste SAB de CV-ADR	2,631,291
466,500	Infraestructura Energetica Nova SAB de CV	2,214,938
2,670,000	OHL Mexico SAB de CV (a)	5,067,647
		11,859,106

Peru-0.8%
175,000	Grana y Montero SA-ADR	1,816,500

United States-34.2%
45,500	American Tower Corp.	4,411,225
38,600	American Water Works Co., Inc.	2,167,004
71,000	AT&T, Inc.	2,337,320
37,200	Atmos Energy Corp.	2,117,052
55,100	Cisco Systems, Inc.	1,452,711
57,700	CMS Energy Corp.	2,177,021
28,200	Comcast Corp.-Class A	1,498,689
62,500	Corrections Corp. of America	2,457,500
41,100	Crown Castle International Corp.	3,555,561
44,800	DISH Network Corp.-Class A (a)	3,151,680

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

38,300	Dominion Resources, Inc.	2,944,887
42,000	Exelon Corp.	1,513,680
42,200	Genesee & Wyoming, Inc.-Class A (a)	3,479,390
51,100	ITC Holdings Corp.	2,173,794
30,000	Itron, Inc. (a)	1,116,300
125,300	MasTec, Inc. (a)	2,320,556
27,000	NextEra Energy, Inc.	2,949,480
28,100	Northeast Utilities	1,561,798
75,100	NRG Energy, Inc.	1,851,966
106,000	Pattern Energy Group, Inc.	3,097,320
94,500	Progressive Waste Solutions, Ltd.	2,695,140
34,000	SemGroup Corp.-Class A	2,289,220
95,100	T-Mobile U.S., Inc. (a)	2,870,118
106,300	The Geo Group, Inc.	4,626,176
78,700	The Williams Cos., Inc.	3,451,782
10,900	Time Warner Cable, Inc.	1,483,817
150,000	TravelCenters of America LLC (a)	2,008,500
40,300	Union Pacific Corp.	4,723,563
25,400	World Fuel Services Corp.	1,243,838
		73,727,088
	Total North & South America (Cost $106,180,669)	108,306,620
	Total Common Stocks (Cost $186,310,200)	198,456,752

Equity-Linked Structured Notes-2.9%

Asia-2.9%

India-2.9%
600,000	Adani Ports and Special Economic Zone -Macquarie Bank, Ltd.	3,277,093
1,261,800	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd.	3,008,016
	Total Asia (Cost $3,768,294)	6,285,109
	Total Equity-Linked Structured Notes (Cost $3,768,294)	6,285,109

Principal Amount

Short-Term Investment-2.1%
$4,576,000	State Street Eurodollar Time Deposit, 0.01%	4,576,000
	Total Short-Term Investment (Cost $4,576,000)	4,576,000
Total Investments (Cost $194,654,494)-97.0%		209,317,861
Other Assets in Excess of Liabilities-3.0%		6,429,289
TOTAL NET ASSETS 100.0%		$215,747,150

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.3% of the Fund’s net assets.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.3% of the Fund’s net assets.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SDR-Swedish Depositary Receipt

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-86.1%

Asia-16.9%

China-7.4%
400	Baidu, Inc.-ADR (a)	$87,168
20,000	Dongfeng Motor Group Co., Ltd.-Class H	28,976
3,500	Tencent Holdings, Ltd.	58,988
22,000	Want Want China Holdings, Ltd.	26,289
		201,421

Hong Kong-2.5%
66,000	Future Bright Holdings, Ltd.	17,132
1,650	Melco Crown Entertainment, Ltd.-ADR	39,600
150,000	REXLot Holdings, Ltd.	11,714
		68,446

Indonesia-2.5%
230,000	PT Erajaya Swasembada TBK (a)	21,776
27,500	PT Indofood CBP Sukses Makmur TBK	31,359
35,000	PT Mitra Adiperkasa TBK	16,178
		69,313

Japan-2.6%
4,000	Nissan Motor Co., Ltd.	34,109
1,000	Seven & I Holdings Co., Ltd.	36,594
		70,703

Philippines-0.6%
40,000	SM Prime Holdings, Inc.	16,813

South Korea-1.3%
825	Kia Motors Corp.	34,478
	Total Asia (Cost $402,534)	461,174

Europe-18.8%

Belgium-2.7%
600	Anheuser-Busch InBev NV-ADR	73,242

France-2.4%
200	Kering	40,352
700	SES SA	25,500
		65,852

Germany-1.5%
360	Bayerische Motoren Werke AG	41,864

Italy-1.0%
1,300	Yoox SpA (a)	28,129

Netherlands-1.3%
800	Unilever NV	34,692
Russia-0.3%
600	Yandex NV-Class A (a)	8,934

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Spain-1.0%
875	Inditex SA	25,789

Switzerland-5.2%
299	Dufry Group (a)	43,924
900	Nestle SA	68,734
70	The Swatch Group AG	27,840
		140,498

United Kingdom-3.4%
10,000	ITV PLC	33,095
700	Liberty Global PLC-Class A (a)	32,704
600	Liberty Global PLC-Series C (a)	27,354
		93,153
	Total Europe (Cost $408,986)	512,153

North & South America-50.4%

Argentina-1.6%
350	MercadoLibre, Inc.	43,379

Brazil-3.1%
3,200	BR Malls Participacoes SA	18,163
575	Cia Brasileira de Distribuicao Grupo Pao de Acucar-ADR	18,866
6,812	Kroton Educacional SA	31,226
1,250	Multiplus SA	16,188
		84,443

Mexico-1.2%
1,000	Grupo Televisa SA-ADR	32,610

United States-44.5%
850	Abercrombie & Fitch Co.-Class A	21,692
125	Amazon.com, Inc. (a)	44,316
1,500	AMC Entertainment Holdings, Inc.-Class A	42,180
700	Apple, Inc.	82,012
650	Carnival Corp.	28,574
1,100	CBS Corp.-Class B	60,291
600	Colgate-Palmolive Co.	40,512
1,750	Comcast Corp.-Class A	93,004
400	Dick’s Sporting Goods, Inc.	20,660
1,250	Francesca’s Holdings Corp. (a)	19,825
700	GameStop Corp.-Class A	24,675
75	Google, Inc.-Class A (a)	40,316
55	Google, Inc.-Class C (a)	29,399
1,125	Jarden Corp. (a)	54,023
500	McDonald’s Corp.	46,220
870	Michael Kors Holdings, Ltd. (a)	61,587
650	NIKE, Inc.-Class B	59,963
675	PepsiCo, Inc.	63,301
2,900	Pier 1 Imports, Inc.	48,749
350	The Procter & Gamble Co.	29,502
475	Ulta Salon Cosmetics & Fragrance, Inc. (a)	62,672
1,320	VF Corp.	91,568
350	Visa, Inc.-Class A	89,218
800	Yum! Brands, Inc.	57,824
		1,212,083
	Total North & South America (Cost $935,755)	1,372,515
	Total Common Stocks (Cost $1,747,275)	2,345,842

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Principal Amount

Short-Term Investments-13.1%
$357,000	State Street Eurodollar Time Deposit, 0.01%	357,000
	Total Short-Term Investments (Cost $357,000)	357,000
Total Investments (Cost $2,104,275)-99.2%		2,702,842
Other Assets in Excess of Liabilities-0.8%		22,511
TOTAL NET ASSETS 100.0%		$2,725,353

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

1. Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund, and Alpine Global Consumer Growth Fund are six separate series of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Consumer Growth Fund are diversified funds. The Alpine Realty Income & Growth Fund is a non-diversified fund. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees (the “Board”). In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or, lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of less than one year are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The

Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

Fair Value Measurement:

The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2015:

	Valuation Inputs
International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$8,195,614	$46,702,318	$5,547,194	$60,445,126
Europe	10,192,263	52,746,155	258,261	63,196,679
North & South America	20,533,946	—	—	20,533,946
Equity-Linked Structured Notes	—	4,939,422	—	4,939,422
Investment Companies	706,142	—	—	706,142
Warrants	—	4,319	—	4,319
Short-Term Investments	—	323,000	—	323,000
Total	$39,627,965	$104,715,214	$5,805,455	$150,148,634

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$248,676	$—	$248,676
Liabilities
Forward Currency Contracts	—	(93,181)	—	(93,181)
Total	$—	$155,495	$—	$155,495

	Valuation Inputs
Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$125,550,601	$—	$—	$125,550,601
Common Stocks	1,583,340	364,538	—	1,947,878
Preferred Stocks	1,541,718	—	—	1,541,718
Total	$128,675,659	$364,538	$—	$129,040,197

	Valuation Inputs
Cyclical Advantage Property Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$1,866,790	$16,732,758	$—	$18,599,548
Europe	2,991,076	10,043,125	—	13,034,201
North & South America	22,966,557	—	—	22,966,557
Equity-Linked Structured Notes	—	2,758,337	—	2,758,337
Warrants	—	1,985	—	1,985
Total	$27,824,423	$29,536,205	$—	$57,360,628

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$65,530	$—	$65,530
Liabilities
Forward Currency Contracts	—	(39,834)	—	(39,834)
Total	$—	$25,696	$—	$25,696

	Valuation Inputs
Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$249,079	$3,273,316	$—	$3,522,395
Europe	14,001	268,609	—	282,610
Middle East/Africa	27,373	346,888	—	374,261
North & South America	814,287	13,466	—	827,753
Equity-Linked Structured Notes	—	506,763	—	506,763
Convertible Bonds	—	298	—	298
Total	$1,104,740	$4,409,340	$—	$5,514,080

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$3,538	$—	$3,538
Total	$—	$3,538	$—	$3,538

	Valuation Inputs
Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$250,642	$36,882,988	$—	$37,133,630
Europe	5,271,112	47,745,390	—	53,016,502
North & South America	106,061,898	2,244,722	—	108,306,620
Equity-Linked Structured Notes	—	6,285,109	—	6,285,109
Short-Term Investments	—	4,576,000	—	4,576,000
Total	$111,583,652	$97,734,209	$—	$209,317,861

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$933,155	$—	$933,155
Total	$—	$933,155	$—	$933,155

	Valuation Inputs
Global Consumer Growth Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$126,768	$334,406	$—	$461,174
Europe	142,234	369,919	—	512,153
North & South America	1,372,515	—	—	1,372,515
Short-Term Investments	—	357,000	—	357,000
Total	$1,641,517	$1,061,325	$—	$2,702,842

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund
Balance as of October 31, 2014	$12,451,624
Realized gain (loss)	-
Change in net unrealized depreciation	(6,646,169)
Purchases	-
Sales	-
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of January 31, 2015	$5,805,455
Change in net unrealized depreciation on Level 3 holdings held at period end	$(6,646,169)

* The Funds recognize transfers as of the beginning of the year.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of January 31, 2015:

International Real Estate Equity Fund

Asset	Fair Value at 1/31/15	Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stock	$5,512,696*	The Market Approach	Liquidity Discount	20%	20%	Fair Value would Decrease

			Total Enterprise Value / Revenue	1.76 x to 2.42 x	2.09 x	Fair Value would Increase

			Price / Book	1.11 x to 1.52 x	1.32 x	Fair Value would Increase

Common Stock	$258,261*	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

Common Stock	$34,498*	Adjusted Book Value	Liquidity Discount	99%	99%	Fair Value would Decrease

* Represents a single security, as of January 31, 2015. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks is liquidity discounts, total enterprise value/revenue, price/book and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
International Real Estate Equity Fund	$189,239,813	$34,196,200	$(73,287,379)	$(39,091,179)
Realty Income & Growth Fund	66,491,570	62,988,141	(439,514)	62,548,627
Cyclical Advantage Property Fund	54,830,303	8,413,563	(5,883,238)	2,530,325
Emerging Markets Real Estate Fund	5,408,417	477,464	(371,801)	105,663
Global Infrastructure Fund	194,654,494	31,596,026	(16,932,659)	14,663,367
Global Consumer Growth Fund	2,104,275	729,400	(130,833)	598,567

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

D. Foreign Currency Translation Transactions:

The International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund, Global Infrastructure Fund, and Global Consumer Growth Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to, or economically hedge against, changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement.

The following forward contracts were held as of January 31, 2015:

International Real Estate Equity Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Euro	State Street Bank and Trust Company	03/19/15	7,400,000	EUR	$8,613,896	$8,365,220	$248,676
Japanese Yen	State Street Bank and Trust Company	06/25/15	1,310,000,000	JPY	11,082,535	11,175,716	(93,181)
						$19,540,936	$155,495

Cyclical Advantage Property Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Euro	State Street Bank and Trust Company	03/19/15	1,950,000	EUR	$2,269,878	$2,204,348	$65,530
Japanese Yen	State Street Bank and Trust Company	06/25/15	560,000,000	JPY	4,737,572	4,777,406	(39,834)
						$6,981,754	$25,696

Emerging Markets Real Estate Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Euro	State Street Bank and Trust Company	06/25/15	105,000	EUR	$122,365	$118,827	$3,538
						$118,827	$3,538

Global Infrastructure Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Euro	State Street Bank and Trust Company	06/25/15	15,500,000	EUR	$18,474,295	$17,541,140	$933,155
						$17,541,140	$933,155

H. Subsequent Event:

At a special meeting held on March 19, 2015, shareholders approved the liquidation of the Alpine Global Consumer Growth Fund (the “Fund”). The Fund expects to complete liquidation and closing by March 27, 2015.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 25, 2015

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 25, 2015

* Print the name and title of each signing officer under his or her signature.